Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill [Abstract].
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the years ended December 31, 2019 and 2018 were as follows:

	2019	2018
	(U.S. $ in thousands)
Balance at January 1,	$385,849	$387,108
Currency translation adjustments and disposition	(191)	$(1,259)
Balance at December 31,	$385,658	$385,849